Segment data	12 Months Ended
Mar. 31, 2018
Segment data

25. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliated companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other businesses.

The following tables present certain information regarding Toyota’s industry or geographic segments and overseas revenues by destination as of and for the years ended March 31, 2016, 2017 and 2018.

Segment operating results and assets -

As of and for the year ended March 31, 2016:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,923,813	1,854,007	625,298	—	28,403,118
Inter-segment sales and transfers	53,603	42,217	552,089	(647,909)	—

Total	25,977,416	1,896,224	1,177,387	(647,909)	28,403,118
Operating expenses	23,528,418	1,556,998	1,110,880	(647,149)	25,549,147

Operating income	2,448,998	339,226	66,507	(760)	2,853,971

Assets	15,621,757	21,709,010	1,917,148	8,179,682	47,427,597
Investment in equity method investees	2,532,644	9,168	10,801	78,776	2,631,389
Depreciation expenses	900,434	697,991	27,412	—	1,625,837
Capital expenditure	1,389,289	2,638,111	41,826	(10,010)	4,059,216

As of and for the year ended March 31, 2017:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,032,229	1,783,697	781,267	—	27,597,193
Inter-segment sales and transfers	49,618	39,903	539,785	(629,306)	—

Total	25,081,847	1,823,600	1,321,052	(629,306)	27,597,193
Operating expenses	23,388,874	1,601,172	1,239,725	(626,950)	25,602,821

Operating income	1,692,973	222,428	81,327	(2,356)	1,994,372

Assets	16,156,496	22,507,613	2,170,498	7,915,579	48,750,186
Investment in equity method investees	2,745,437	9,792	—	90,193	2,845,422
Depreciation expenses	912,797	671,155	26,998	—	1,610,950
Capital expenditure	1,293,564	2,182,149	53,710	12,014	3,541,437

As of and for the year ended March 31, 2018:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	26,347,229	1,959,234	1,073,047	—	29,379,510
Inter-segment sales and transfers	50,711	57,774	573,071	(681,556)	—

Total	26,397,940	2,017,008	1,646,118	(681,556)	29,379,510
Operating expenses	24,386,805	1,731,462	1,545,306	(683,925)	26,979,648

Operating income	2,011,135	285,546	100,812	2,369	2,399,862

Assets	17,054,209	23,055,981	2,178,118	8,019,941	50,308,249
Investment in equity method investees	3,054,583	11,713	—	96,415	3,162,711
Depreciation expenses	976,735	723,061	34,237	—	1,734,033
Capital expenditure	1,381,122	2,166,805	62,447	(11,667)	3,598,707

Geographic information -

As of and for the year ended March 31, 2016:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,588,437	10,822,772	2,507,292	4,475,623	2,008,994	—	28,403,118
Inter-segment sales and transfers	6,171,051	229,198	154,039	528,236	201,220	(7,283,744)	—

Total	14,759,488	11,051,970	2,661,331	5,003,859	2,210,214	(7,283,744)	28,403,118
Operating expenses	13,081,966	10,523,151	2,588,915	4,554,670	2,101,305	(7,300,860)	25,549,147

Operating income	1,677,522	528,819	72,416	449,189	108,909	17,116	2,853,971

Assets	14,291,434	16,622,979	2,612,210	4,415,700	2,579,113	6,906,161	47,427,597
Long-lived assets	3,210,376	4,958,989	309,657	869,989	391,406	—	9,740,417

As of and for the year ended March 31, 2017:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,798,903	10,033,419	2,517,601	4,279,617	1,967,653	—	27,597,193
Inter-segment sales and transfers	6,031,965	205,672	163,438	540,204	193,421	(7,134,700)	—

Total	14,830,868	10,239,091	2,681,039	4,819,821	2,161,074	(7,134,700)	27,597,193
Operating expenses	13,628,623	9,927,897	2,693,283	4,384,642	2,102,380	(7,134,004)	25,602,821

Operating income (loss)	1,202,245	311,194	(12,244)	435,179	58,694	(696)	1,994,372

Assets	14,791,969	17,365,237	2,846,469	4,486,021	2,819,935	6,440,555	48,750,186
Long-lived assets	3,376,157	5,274,928	313,182	828,619	404,223	—	10,197,109

As of and for the year ended March 31, 2018:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	9,273,672	10,347,266	2,940,243	4,497,374	2,320,955	—	29,379,510
Inter-segment sales and transfers	6,751,172	227,144	244,981	650,765	132,344	(8,006,406)	—

Total	16,024,844	10,574,410	3,185,224	5,148,139	2,453,299	(8,006,406)	29,379,510
Operating expenses	14,364,926	10,435,511	3,110,198	4,714,940	2,340,636	(7,986,563)	26,979,648

Operating income	1,659,918	138,899	75,026	433,199	112,663	(19,843)	2,399,862

Assets	15,797,024	16,936,704	3,346,179	4,893,582	2,986,661	6,348,099	50,308,249
Long-lived assets	3,511,663	5,179,139	359,355	797,435	420,081	—	10,267,673

“Other” consists of Central and South America, Oceania, Africa and the Middle East.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥9,369,868 million, ¥9,177,953 million and ¥9,386,399 million, as of March 31, 2016, 2017 and 2018, respectively.

Transfers between industry or geographic segments are made at terms and conditions in the ordinary course of business. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
North America	10,797,304	10,054,431	10,403,647
Europe	2,323,399	2,341,364	2,730,915
Asia	4,292,800	4,414,236	4,793,110
Other	4,724,784	3,923,621	4,186,666

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statements data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions
	March 31,
	2017	2018
Assets
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	2,257,064	2,390,524
Marketable securities	1,439,944	1,546,459
Trade accounts and notes receivable, less allowance for doubtful accounts	2,191,594	2,304,676
Inventories	2,388,394	2,539,497
Prepaid expenses and other current assets	1,988,016	1,818,687

Total current assets	10,265,012	10,599,843

Investments and other assets	11,276,128	11,861,394
Property, plant and equipment	5,700,818	5,901,958

Total Non-Financial Services Businesses assets	27,241,958	28,363,195

Financial Services Business
Current assets
Cash and cash equivalents	738,011	661,745
Marketable securities	381,654	221,901
Finance receivables, net	6,196,649	6,348,306
Prepaid expenses and other current assets	831,924	957,122

Total current assets	8,148,238	8,189,074

Noncurrent finance receivables, net	9,012,222	9,481,618
Investments and other assets	850,862	1,019,574
Property, plant and equipment	4,496,291	4,365,715

Total Financial Services Business assets	22,507,613	23,055,981

Eliminations	(999,385)	(1,110,927)

Total assets	48,750,186	50,308,249

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions
	March 31,
	2017	2018
Liabilities
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	669,947	541,968
Current portion of long-term debt	196,227	179,994
Accounts payable	2,540,078	2,556,393
Accrued expenses	3,038,218	2,980,981
Income taxes payable	203,101	429,616
Other current liabilities	1,512,662	1,797,724

Total current liabilities	8,160,233	8,486,676

Long-term liabilities
Long-term debt	590,366	642,691
Accrued pension and severance costs	890,684	917,133
Other long-term liabilities	1,206,427	1,111,843

Total long-term liabilities	2,687,477	2,671,667

Total Non-Financial Services Businesses liabilities	10,847,710	11,158,343

Financial Services Business
Current liabilities
Short-term borrowings	4,605,389	4,929,478
Current portion of long-term debt	4,129,005	4,053,538
Accounts payable	33,283	40,251
Accrued expenses	117,773	145,127
Income taxes payable	20,473	32,711
Other current liabilities	833,813	870,634

Total current liabilities	9,739,736	10,071,739

Long-term liabilities
Long-term debt	9,491,504	9,574,118
Accrued pension and severance costs	14,386	14,049
Other long-term liabilities	987,289	678,858

Total long-term liabilities	10,493,179	10,267,025

Total Financial Services Business liabilities	20,232,915	20,338,764

Eliminations	(999,392)	(1,110,934)

Total liabilities	30,081,233	30,386,173

Mezzanine equity	485,877	491,974

Total Toyota Motor Corporation shareholders’ equity	17,514,812	18,735,982

Noncontrolling interests	668,264	694,120

Total shareholders’ equity	18,183,076	19,430,102

Total liabilities, mezzanine equity and shareholders’ equity	48,750,186	50,308,249

Statements of income -

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Non-Financial Services Businesses
Net revenues	26,581,102	25,845,453	27,448,165

Costs and expenses
Cost of revenues	21,474,386	21,557,194	22,613,450
Selling, general and administrative	2,589,082	2,511,647	2,721,362

Total costs and expenses	24,063,468	24,068,841	25,334,812

Operating income	2,517,634	1,776,612	2,113,353

Other income (expense), net	117,930	200,370	222,326

Income before income taxes and equity in earnings of affiliated companies	2,635,564	1,976,982	2,335,679

Provision for income taxes	752,248	562,452	738,763
Equity in earnings of affiliated companies	327,167	360,130	467,718

Net income	2,210,483	1,774,660	2,064,634

Less - Net income attributable to noncontrolling interests	(117,544)	(89,337)	(89,533)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	2,092,939	1,685,323	1,975,101

Financial Services Business
Net revenues	1,896,224	1,823,600	2,017,008

Costs and expenses
Cost of revenues	1,181,437	1,221,268	1,320,348
Selling, general and administrative	375,561	379,904	411,114

Total costs and expenses	1,556,998	1,601,172	1,731,462

Operating income	339,226	222,428	285,546

Other income (expense), net	8,579	(5,618)	(794)

Income before income taxes and equity in earnings of affiliated companies	347,805	216,810	284,752

Provision for income taxes	126,319	66,583	(234,356)
Equity in earnings of affiliated companies	1,932	1,930	2,365

Net income	223,418	152,157	521,473

Less - Net income attributable to noncontrolling interests	(3,963)	(6,518)	(2,589)

Net income attributable to Toyota Motor Corporation - Financial Services Business	219,455	145,639	518,884

Eliminations	300	147	(2)

Net income attributable to Toyota Motor Corporation	2,312,694	1,831,109	2,493,983

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2016			For the year ended March 31, 2017
	Non-Financial Services Businesses	Financial Services Business	Consolidated	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	2,210,483	223,418	2,434,211	1,774,660	152,157	1,926,985
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	927,846	697,991	1,625,837	939,795	671,155	1,610,950
Provision for doubtful accounts and credit losses	69,029	90,236	159,265	6,519	92,147	98,666
Pension and severance costs, less payments	8,300	533	8,833	21,796	1,457	23,253
Losses on disposal of fixed assets	33,293	36	33,329	30,461	212	30,673
Unrealized losses on available-for-sale securities, net	3,217	6,055	9,272	4,422	2,651	7,073
Deferred income taxes	(43,237)	76,423	32,889	(59,668)	6,504	(53,299)
Equity in earnings of affiliated companies	(327,167)	(1,932)	(329,099)	(360,130)	(1,930)	(362,060)
Changes in operating assets and liabilities, and other	386,529	148,376	486,320	206,455	103,840	131,996

Net cash provided by operating activities	3,268,293	1,241,136	4,460,857	2,564,310	1,028,193	3,414,237

Cash flows from investing activities
Additions to finance receivables	—	(23,399,113)	(13,549,278)	—	(22,894,114)	(13,636,694)
Collection of and proceeds from sales of finance receivables	—	22,918,132	13,115,854	—	22,006,010	12,927,981
Additions to fixed assets excluding equipment leased to others	(1,265,174)	(17,371)	(1,282,545)	(1,206,738)	(17,140)	(1,223,878)
Additions to equipment leased to others	(155,931)	(2,620,740)	(2,776,671)	(152,550)	(2,165,009)	(2,317,559)
Proceeds from sales of fixed assets excluding equipment leased to others	41,154	993	42,147	40,189	1,049	41,238
Proceeds from sales of equipment leased to others	60,989	1,050,738	1,111,727	72,659	1,165,619	1,238,278
Purchases of marketable securities and security investments	(1,302,965)	(894,512)	(2,197,477)	(2,104,202)	(412,806)	(2,517,008)
Proceeds from sales of and maturity of marketable securities and security investments	2,471,876	943,939	3,415,815	1,435,267	466,274	1,901,541
Payment for additional investments in affiliated companies, net of cash acquired	628	—	628	44,274	—	44,274
Changes in investments and other assets, and other	(1,371,996)	296,788	(1,062,744)	582,649	(60,345)	571,888

Net cash used in investing activities	(1,521,419)	(1,721,146)	(3,182,544)	(1,288,452)	(1,910,462)	(2,969,939)

Cash flows from financing activities
Proceeds from issuance of long-term debt	110,691	4,815,323	4,845,872	111,727	4,541,541	4,603,446
Payments of long-term debt	(71,758)	(4,127,178)	(4,176,202)	(82,840)	(3,773,644)	(3,845,554)
Increase (decrease) in short-term borrowings	75,990	(132,852)	(10,903)	51,523	233,331	273,037
Proceeds from issuance of class shares	474,917	—	474,917	—	—	—
Dividends paid to Toyota Motor Corporation class shareholders	(1,225)	—	(1,225)	(3,697)	—	(3,697)
Dividends paid to Toyota Motor Corporation common shareholders	(704,728)	—	(704,728)	(634,475)	—	(634,475)
Dividends paid to noncontrolling interests	(73,129)	—	(73,129)	(63,936)	—	(63,936)
Reissuance (repurchase) of treasury stock, and other	(778,173)	—	(778,173)	(703,986)	—	(703,986)

Net cash provided by (used in) financing activities	(967,415)	555,293	(423,571)	(1,325,684)	1,001,228	(375,165)

Effect of exchange rate changes on cash and cash equivalents	(142,301)	(57,570)	(199,871)	(11,262)	(2,224)	(13,486)

Net increase (decrease) in cash and cash equivalents	637,158	17,713	654,871	(61,088)	116,735	55,647
Cash and cash equivalents at beginning of year	1,680,994	603,563	2,284,557	2,318,152	621,276	2,939,428

Cash and cash equivalents at end of year	2,318,152	621,276	2,939,428	2,257,064	738,011	2,995,075

	Yen in millions
	For the year ended March 31, 2018
	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	2,064,634	521,473	2,586,106
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,010,972	723,061	1,734,033
Provision for doubtful accounts and credit losses	(74)	76,143	76,069
Pension and severance costs, less payments	5,027	(741)	4,286
Losses on disposal of fixed assets	35,010	279	35,289
Unrealized losses on available-for-sale securities, net	459	387	846
Deferred income taxes	64,143	(302,103)	(237,961)
Equity in earnings of affiliated companies	(467,718)	(2,365)	(470,083)
Changes in operating assets and liabilities, and other	205,434	299,709	481,424

Net cash provided by operating activities	2,917,887	1,315,843	4,210,009

Cash flows from investing activities
Additions to finance receivables	—	(25,153,088)	(15,058,516)
Collection of and proceeds from sales of finance receivables	—	24,117,335	14,046,312
Additions to fixed assets excluding equipment leased to others	(1,276,788)	(14,329)	(1,291,117)
Additions to equipment leased to others	(155,114)	(2,152,476)	(2,307,590)
Proceeds from sales of fixed assets excluding equipment leased to others	70,755	1,065	71,820
Proceeds from sales of equipment leased to others	63,402	1,147,870	1,211,272
Purchases of marketable securities and security investments	(2,273,805)	(779,111)	(3,052,916)
Proceeds from sales of and maturity of marketable securities and security investments	1,762,189	761,349	2,523,538
Payment for additional investments in affiliated companies, net of cash acquired	(576)	—	(576)
Changes in investments and other assets, and other	260,015	(106,597)	197,681

Net cash used in investing activities	(1,549,922)	(2,177,982)	(3,660,092)

Cash flows from financing activities
Proceeds from issuance of long-term debt	212,387	4,666,579	4,793,939
Payments of long-term debt	(170,072)	(4,314,294)	(4,452,338)
Increase (decrease) in short-term borrowings	(122,222)	461,052	347,738
Proceeds from issuance of class shares	—	—	—
Dividends paid to Toyota Motor Corporation class shareholders	(6,194)	—	(6,194)
Dividends paid to Toyota Motor Corporation common shareholders	(620,698)	—	(620,698)
Dividends paid to noncontrolling interests	(63,764)	—	(63,764)
Reissuance (repurchase) of treasury stock, and other	(447,818)	—	(447,818)

Net cash provided by (used in) financing activities	(1,218,381)	813,337	(449,135)

Effect of exchange rate changes on cash and cash equivalents	(16,124)	(27,464)	(43,588)

Net increase (decrease) in cash and cash equivalents	133,460	(76,266)	57,194
Cash and cash equivalents at beginning of year	2,257,064	738,011	2,995,075

Cash and cash equivalents at end of year	2,390,524	661,745	3,052,269